Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000005552 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005552 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005552 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005552 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005552 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005552 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005552 | California
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005552 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005552 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005552 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000005552 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000005552 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005552 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005552 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005552 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005552 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005552 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005552 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005552 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005552 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000117203 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000117203 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000117203 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117203 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117203 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117203 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117203 | California
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117203 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117203 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117203 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000117203 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000117203 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000117203 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000117203 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117203 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117203 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117203 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117203 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117203 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117203 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000211685 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211685 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211685 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211685 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000211685 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211685 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211685 | California
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211685 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211685 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211685 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000211685 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000211685 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000211685 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000211685 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211685 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211685 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211685 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211685 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211685 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211685 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.30%